Fair Value Measurements (Financial Instruments, Measured at Fair Value) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents	$ 949,884	$ 173,655
Restricted cash	1,969	330,791
Restricted time deposits	0	101,519
Short-term investments	399,345	100,745
Equity investments with readily determinable fair values	14,642	9,457
Long-term time deposits	189,007	0
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents	0	0
Restricted cash	0	0
Restricted time deposits		0
Short-term investments	0	0
Equity investments with readily determinable fair values	14,642	9,457
Long-term time deposits	0
Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents	949,884	173,655
Restricted cash	1,969	330,791
Restricted time deposits		101,519
Short-term investments	399,345	100,745
Equity investments with readily determinable fair values	0	0
Long-term time deposits	189,007
Significant Unobservable Inputs (Level 3) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents	0	0
Restricted cash	0	0
Restricted time deposits		0
Short-term investments	0	0
Equity investments with readily determinable fair values	0	$ 0
Long-term time deposits	$ 0